SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Property and Equipment Estimated Useful Lives of Assets
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life

Office equipment	3 - 5 years
Motor vehicles	5 - 10 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 - 45 years

Assets Measeured Fair Value on a Recurring Basis
Assets measured at fair value on a recurring basis as of December 31, 2017 and 2018 are summarized below.

	Fair Value Measurement as of December 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
	US$	US$	US$	US$

Available-for-sale securities	52,283	318,065	-	370,348
Trading securities	15,833	-	-	15,833

	Fair Value Measurement as of December 31, 2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2018
	US$	US$	US$	US$

Equity investments	181,483	-	-	181,483
Trading securities	1,773	-	-	1,773

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The disclosure of the impact of adoption on the consolidated balance sheets was as follows:

	As of December 31, 2018	Adjustments	Amounts without adoption of ASC 606
	USD’000	USD’000	USD’000
Accounts receivable	60,950	379	61,329
Deferred revenue	(163,346)	(11,633)	(174,979)
Accrued expenses and other liabilities	(131,268)	9,701	(121,567)
Other non-current liabilities	(153,095)	555	(152,540)

The impact for adoption of ASC 606 to the Company’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2018 is as follows:

	Year ended December 31, 2018	Adjustments	Amounts without adoption of ASC 606
	USD’000	USD’000	USD’000
E-commerce services	15,384	928	16,312
Marketing services	119,680	8,740	128,420
Listing services	113,534	5,717	119,251
Financial services	18,060	1,068	19,128
Value-added services	36,358	2,893	39,251
Total revenues	303,016	19,346	322,362
Cost of services	(58,570)	(18,117)	(76,687)
Operating income	39,803	1,229	41,032
Net loss	(114,909)	1,229	(113,680)
Loss per share for Class A and Class B ordinary shares
Basic and Diluted	(1.29)	0.01	(1.28)

Schedule of Future Minimum Lease Payments for Capital Leases
Sublease rental income for the year ended December 31, 2018 was US$6,402. Future minimum sublease rental incomes expected to be received under noncancellable sublease agreements as of December 31, 2018 are as follows:

US$

2019	1,125
2020	97
2021 and thereafter	-

1,222